TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Long-term tax assets	$ 2,823	$ 2,137
Long-term tax liabilities	(5,726)	(4,846)
Net deferred tax liabilities	$ (2,903)	$ (2,709)